SAVINGS PLAN MASTER TRUST (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Master Trust [Line Items]
Schedule of Master Trust
The major classes of investments of the Savings Plan Master Trust and the Program's interest in the Savings Plan Master Trust as of December 31, 2025 were as follows:

(Dollars in Thousands)	Level 1	Level 2	Level 3	Master Trust Total	Program's Interest in Master Trust
Mutual Funds	$645,028	$—	$—	$645,028	$59,285
Bristol-Myers Squibb Company Stock	488,202	—	—	488,202	12,747
Money Market Funds	347,141	—	—	347,141	2,512
Self-Directed Brokerage Accounts	563,112	36,546	—	599,658	8,376
Total	$2,043,483	$36,546	$—	2,080,029	82,920

Investments Measured at Net Asset Value(a):
Common Collective Trusts				10,525,923	162,799
Net Assets, at Fair Value				12,605,952	245,719
Net Assets, at Contract Value (Note 5)				295,677	—
Total Net Assets				$12,901,629	$245,719

The major classes of investments of the Savings Plan Master Trust and the Program's interest in the Savings Plan Master Trust as of December 31, 2024 were as follows:

(Dollars in Thousands)	Level 1	Level 2	Level 3	Master Trust Total	Program's Interest in Master Trust
Mutual Funds	$617,761	$—	$—	$617,761	$54,803
Bristol-Myers Squibb Company Stock	554,933	—	—	554,933	13,935
Money Market Funds	330,035	—	—	330,035	2,299
Self-Directed Brokerage Accounts	460,217	37,755	—	497,972	7,104
Total	$1,962,946	$37,755	$—	2,000,701	78,141

Investments Measured at Net Asset Value(a):
Common Collective Trusts				9,317,512	154,741
Net Assets, at Fair Value				11,318,213	232,882
Net Assets, at Contract Value (Note 5)				359,134	—
Total Net Assets				$11,677,347	$232,882

(a)    In accordance with ASC Subtopic 820-10, certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.
The total net investment income of the Savings Plan Master Trust for the year ended December 31, 2025 was as follows:

(Dollars in Thousands)
Net investment income
Interest income	$40,821
Dividend income	39,835
Net appreciation in fair value of investments	1,825,628
Total net investment income	$1,906,284

Program's share of net investment income in the Savings Plan Master Trust	$34,206